Transaction with Related Parties - Argosy Insurance Company Limited (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties	$ 7,702	$ 4,366
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	5,705	3,387
Insurance premiums	9,519	9,799	$ 10,199
Accrued liabilities	$ 18	$ 0